UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred and Income Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPC	Nuveen Preferred and Income Opportunities Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 147.8% (98.1% of Total Investments)

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 70.1% (46.6% of Total Investments)

	Air Freight & Logistics – 0.5%

$5,050	XPO Logistics, Inc., 144A, (3), (4)	6.500%	6/15/22	BB–	$5,214,125

	Automobiles – 1.7%

18,255	General Motors Financial Company Inc.	5.750%	N/A (5)	BB+	17,969,766

	Banks – 32.4%

2,740	Bank of America Corporation, (4)	5.875%	N/A (5)	BBB–	2,736,575
307	Bank of America Corporation (3-Month LIBOR reference rate + 3.630% spread), (6)	5.989%	N/A (5)	BBB–	308,535
37,080	Bank of America Corporation, (3)	6.500%	N/A (5)	BBB–	39,304,800
8,780	Bank of America Corporation, (4)	6.300%	N/A (5)	BBB–	9,295,386
3,575	Barclays Bank PLC, 144A, (4)	10.179%	6/12/21	A–	4,181,518
10,675	CIT Group Inc., Series A	5.800%	N/A (5)	B+	10,621,625
2,925	Citigroup Inc.	5.800%	N/A (5)	BB+	3,016,406
16,975	Citigroup Inc., (4)	6.250%	N/A (5)	BB+	17,632,781
8,885	Citigroup Inc.	6.125%	N/A (5)	BB+	9,284,825
805	Citigroup Inc.	5.950%	N/A (5)	BB+	832,169
11,690	Citigroup Inc., (4)	5.875%	N/A (5)	BB+	12,011,475
8,264	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	8,470,600
4,690	Cobank Agricultural Credit Bank, (3)	6.250%	N/A (5)	BBB+	4,985,231
3,560	Commerzbank AG, 144A, (4)	8.125%	9/19/23	BBB	4,116,379
4,204	HSBC Capital Funding LP, Debt, 144A, (4)	10.176%	N/A (5)	BBB+	6,539,826
3,675	Huntington Bancshares Inc./OH	5.700%	N/A (5)	Baa3	3,672,703
10,575	JPMorgan Chase & Company (3-Month LIBOR reference rate + 3.470% spread), (6)	5.829%	N/A (5)	BBB–	10,654,312
34,345	JPMorgan Chase & Company, (4)	6.750%	N/A (5)	BBB–	37,307,256
125	JPMorgan Chase & Company	6.100%	N/A (5)	BBB–	129,531
9,640	JPMorgan Chase & Company	5.300%	N/A (5)	BBB–	9,929,200
4,090	KeyCorp	5.000%	N/A (5)	Baa3	3,997,975
22,925	Lloyds Bank PLC, 144A, (3)	12.000%	N/A (5)	BBB–	29,078,689
6,520	M&T Bank Corporation, (3)	6.450%	N/A (5)	Baa2	7,123,100
4,990	M&T Bank Corporation	5.125%	N/A (5)	Baa2	4,968,044
1,156	PNC Financial Services	5.000%	N/A (5)	Baa2	1,141,550
26,603	PNC Financial Services Inc., (3), (4)	6.750%	N/A (5)	Baa2	28,697,986
4,633	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	Ba2	5,814,415
5,325	SunTrust Bank Inc.	5.625%	N/A (5)	Baa3	5,440,286
3,250	SunTrust Bank Inc.	5.050%	N/A (5)	Baa3	3,205,475
3,750	Wachovia Capital Trust III	5.570%	N/A (5)	Baa2	3,717,187
8,180	Wells Fargo & Company (3-Month LIBOR reference rate + 3.770% spread), (4), (6)	5.895%	N/A (5)	Baa2	8,272,025
3,145	Wells Fargo & Company, (4)	5.900%	N/A (5)	Baa2	3,200,037
33,430	Wells Fargo & Company, (3), (4)	5.875%	N/A (5)	Baa2	34,600,050
9,666	Zions Bancorporation	7.200%	N/A (5)	BB	10,511,775
	Total Banks				344,799,731

	Capital Markets – 2.1%

2,220	Bank of New York Mellon, (4)	4.950%	N/A (5)	Baa1	2,264,400
11,225	Goldman Sachs Group Inc.	5.375%	N/A (5)	Ba1	11,491,145
2,945	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	2,915,550
4,195	Morgan Stanley	5.550%	N/A (5)	BB+	4,299,875
1,525	State Street Corporation	5.250%	N/A (5)	Baa1	1,566,937
	Total Capital Markets				22,537,907

JPC	Nuveen Preferred Income and Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 0.6%

6,430	AerCap Global Aviation Trust, 144A, (4)	6.500%	6/15/45	Ba1	$6,815,800

	Consumer Finance – 2.2%

3,581	American Express Company	5.200%	N/A (5)	Baa2	3,621,286
2,010	American Express Company	4.900%	N/A (5)	Baa2	2,015,025
10,105	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	10,408,150
7,770	Discover Financial Services	5.500%	N/A (5)	BB–	7,614,600
	Total Consumer Finance				23,659,061

	Diversified Financial Services – 3.2%

5,670	BNP Paribas, 144A, (4)	7.195%	N/A (5)	BBB	6,222,825
14,800	Compeer Financial ACA., 144A, (4)	6.750%	N/A (5)	BB	15,540,000
2,050	Depository Trust & Clearing Corporation, 144A, (4)	4.875%	N/A (5)	A	2,075,830
7,443	Rabobank Nederland, 144A, (4)	11.000%	N/A (5)	BBB	8,038,440
1,955	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,992,145
	Total Diversified Financial Services				33,869,240

	Electric Utilities – 2.8%

3,620	Electricite de France, 144A	5.250%	N/A (5)	BBB	3,629,629
23,985	Emera, Inc., (3), (4)	6.750%	6/15/76	BBB–	25,951,770
	Total Electric Utilities				29,581,399

	Energy Equipment & Services – 0.5%

5,015	Transcanada Trust, (3), (4)	5.875%	8/15/76	Baa2	5,165,450

	Equity Real Estate Investment Trusts – 1.3%

11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	BB+	13,753,375

	Food Products – 4.7%

2,245	Dairy Farmers of America Inc., 144A	7.125%	N/A (5)	Baa3	2,458,275
1,785	Dean Foods Company, 144A	6.500%	3/15/23	BB–	1,711,369
6,490	Land O’ Lakes Incorporated, 144A	7.250%	N/A (5)	BB	7,220,125
34,865	Land O’ Lakes Incorporated, 144A, (3)	8.000%	N/A (5)	BB	39,048,800
	Total Food Products				50,438,569

	Industrial Conglomerates – 4.2%

44,755	General Electric Capital Corporation, (4)	5.000%	N/A (5)	A–	44,307,450

	Insurance – 12.0%

3,165	Aegon NV	5.500%	4/11/48	Baa1	3,134,114
5,485	American International Group Inc.	5.750%	4/01/48	Baa2	5,512,425
7,290	Assurant Inc.	7.000%	3/27/48	Baa3	7,585,023
1,205	AXA SA	8.600%	12/15/30	A3	1,629,762
25,035	Financial Security Assurance Holdings, 144A, (4)	6.400%	12/15/66	BBB+	25,160,175
7,000	Friends Life Group PLC, Reg S	7.875%	N/A (5)	A–	7,140,000
2,108	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,171,240
7,117	Liberty Mutual Group, 144A, (3), (4)	7.800%	3/15/37	Baa3	8,611,570
9,335	MetLife Capital Trust IV, 144A, (3), (4)	7.875%	12/15/37	BBB	11,622,075
1,255	MetLife Inc.	5.875%	N/A (5)	BBB	1,282,924
2,565	MetLife Inc., (4)	5.250%	N/A (5)	BBB	2,621,430
5,760	MetLife Inc., 144A, (3)	9.250%	4/08/38	BBB	7,833,600
1,150	Nationwide Financial Services Capital Trust, (3)	7.899%	3/01/37	Baa2	1,276,639
9,550	Nationwide Financial Services Inc., (3), (4)	6.750%	5/15/37	Baa2	10,648,250
6,855	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	7,746,150
3,315	Prudential Financial Inc., (4)	5.875%	9/15/42	BBB+	3,526,331
1,270	Prudential Financial Inc., (4)	5.625%	6/15/43	BBB+	1,325,562
14,375	QBE Insurance Group Limited, 144A, (4)	7.500%	11/24/43	Baa2	16,040,775
2,540	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,709,189
	Total Insurance				127,577,234

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 1.0%

10,000	Liberty Interactive LLC	8.500%	7/15/29	BB	$10,775,000

	Metals & Mining – 0.4%

4,625	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	4,840,063

	U.S. Agency – 0.5%

4,700	Farm Credit Bank of Texas, (4)	10.000%	N/A (5)	Baa1	5,522,500
	Total $1,000 Par (or similar) Institutional Preferred (cost $724,129,178)				746,826,670

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 42.3% (28.1% of Total Investments)

	Banks – 10.9%

126,000	AgriBank FCB, (7)	6.875%		BBB+	$13,608,000
86,444	Boston Private Financial Holdings Inc.	6.950%		N/R	2,187,033
524,469	Citigroup Inc., (4)	7.125%		BB+	14,616,951
172,975	Cobank Agricultural Credit Bank, (7)	6.250%		BBB+	18,248,863
73,511	Cobank Agricultural Credit Bank, (7)	6.200%		BBB+	7,782,977
38,725	Cobank Agricultural Credit Bank, (7)	6.125%		BBB+	3,934,537
148,251	Countrywide Capital Trust III	7.000%		BBB–	3,813,016
218,164	Fifth Third Bancorp.	6.625%		Baa3	6,191,494
178,757	FNB Corporation, (3)	7.250%		Ba2	4,999,833
138,932	HSBC Holdings PLC, (4)	8.000%		BBB+	3,652,522
434,200	Huntington BancShares Inc.	6.250%		Baa3	11,367,356
109,175	KeyCorp Preferred Stock, (4)	6.125%		Baa3	2,961,918
82,000	People’s United Financial, Inc., (4)	5.625%		BB+	2,103,300
397,116	Regions Financial Corporation, (4)	6.375%		BB+	10,952,459
113,600	U.S. Bancorp.	6.500%		A3	3,135,360
27,800	Wells Fargo & Company, (4)	6.625%		Baa2	761,998
175,852	Western Alliance Bancorp., (3)	6.250%		N/R	4,522,913
39,465	Zions Bancorporation, (4)	6.300%		BB	1,058,057
	Total Banks				115,898,587

	Capital Markets – 8.3%

173,436	Apollo Investment Corporation, (3)	6.875%		BBB–	4,361,915
212,350	B. Riley Financial Inc.	7.250%		N/R	5,245,045
142,980	B. Riley Financial, Inc.	7.500%		N/R	3,577,360
134,939	Charles Schwab Corporation, (4)	6.000%		BBB	3,507,065
129,169	Charles Schwab Corporation, (3), (4)	5.950%		BBB	3,359,686
134,000	Cowen Group, Inc.	7.350%		N/R	3,410,300
74,600	Goldman Sachs Group, Inc.	5.500%		Ba1	1,917,220
52,802	Hercules Technology Growth Capital Incorporated, (3)	6.250%		BBB–	1,324,274
370,280	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	9,301,471
874,297	Morgan Stanley, (3), (4)	7.125%		BB+	24,602,718
280,300	Morgan Stanley	6.875%		BB+	7,708,250
134,600	Morgan Stanley	6.375%		BB+	3,599,204
221,100	Morgan Stanley	5.850%		BB+	5,671,215
64,448	Northern Trust Corporation, (4)	5.850%		BBB+	1,696,271
145,905	Oaktree Specialty Lending Corporation, (3)	6.125%		BB	3,592,181
51,445	State Street Corporation, (4)	5.350%		Baa1	1,320,079
138,364	Stifel Financial Corporation, (4)	6.250%		BB–	3,616,835
43,100	Triangle Capital Corporation, (3)	6.375%		N/R	1,087,844
	Total Capital Markets				88,898,933

	Consumer Finance – 3.5%

169,911	Capital One Financial Corporation, (4)	6.700%		Baa3	4,465,261
1,219,645	GMAC Capital Trust I, (3)	8.128%		B+	32,430,361
	Total Consumer Finance				36,895,622

JPC	Nuveen Preferred Income and Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Diversified Telecommunication Services – 1.1%

334,132	Qwest Corporation, (3)	7.000%	BBB–	$7,608,186
197,715	Qwest Corporation, (3)	6.875%	BBB–	4,324,027
	Total Diversified Telecommunication Services			11,932,213

	Equity Real Estate Investment Trusts – 0.3%

147,988	Senior Housing Properties Trust, (3)	5.625%	BBB–	3,547,272

	Food Products – 4.0%

373,568	CHS Inc., (3), (4)	7.875%	N/R	10,650,424
517,590	CHS Inc.	7.100%	N/R	14,181,966
486,440	CHS Inc., (4)	6.750%	N/R	12,798,236
23,000	Dairy Farmers of America Inc., 144A, (7)	7.875%	Baa3	2,320,040
24,500	Dairy Farmers of America Inc., 144A, (7)	7.875%	Baa3	2,820,028
	Total Food Products			42,770,694

	Insurance – 7.8%

27,535	Allstate Corporation	6.750%	BBB–	704,621
302,283	Argo Group US Inc., (3)	6.500%	BBB–	7,659,851
379,916	Aspen Insurance Holdings Limited, (4)	5.950%	BBB–	9,706,854
73,500	Aspen Insurance Holdings Limited, (4)	5.625%	BBB–	1,777,230
125,700	Axis Capital Holdings Limited	5.500%	BBB	3,046,968
56,900	Delphi Financial Group, Inc., (4), (7)	5.533%	BB+	1,301,588
171,411	Hartford Financial Services Group Inc., (3)	7.875%	BBB–	4,967,491
612,007	Kemper Corporation, (3), (4)	7.375%	Ba1	15,967,263
53,879	Maiden Holdings Limited	8.250%	N/R	1,029,089
223,856	Maiden Holdings NA Limited, (3)	7.750%	N/R	4,752,463
95,220	National General Holding Company	7.625%	N/R	2,371,930
76,400	National General Holding Company	7.500%	N/R	1,904,652
153,954	National General Holding Company	7.500%	N/R	3,844,231
115,484	PartnerRe Limited, (3), (4)	7.250%	Baa2	3,185,049
199,596	Reinsurance Group of America Inc., (3), (4)	6.200%	BBB	5,313,246
370,676	Reinsurance Group of America, Inc., (3), (4)	5.750%	BBB	9,530,080
220,272	Torchmark Corporation, (3), (4)	6.125%	BBB+	5,753,505
	Total Insurance			82,816,111

	Mortgage Real Estate Investment Trusts – 0.5%

96,986	MFA Financial Inc.	8.000%	N/R	2,487,691
107,000	Wells Fargo REIT, (4)	6.375%	BBB	2,760,600
	Total Mortgage Real Estate Investment Trusts			5,248,291

	Oil, Gas & Consumable Fuels – 0.8%

80,400	Nustar Energy LP, (4)	8.500%	B1	1,786,488
50,000	Nustar Energy LP	7.625%	B1	1,061,000
243,554	Nustar Logistics Limited Partnership	9.082%	B+	6,137,561
	Total Oil, Gas & Consumable Fuels			8,985,049

	Thrifts & Mortgage Finance – 1.6%

216,138	Federal Agricultural Mortgage Corporation, (3)	6.875%	N/R	5,582,845
143,124	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,651,093
279,100	New York Community Bancorp Inc., (4)	6.375%	Ba1	7,555,237
	Total Thrifts & Mortgage Finance			16,789,175

	U.S. Agency – 2.5%

246,900	Farm Credit Bank of Texas, 144A, (4), (7)	6.750%	Baa1	26,413,779

	Wireless Telecommunication Services – 1.0%

415,473	United States Cellular Corporation, (3)	7.250%	Ba1	10,428,372
	Total $25 Par (or similar) Retail Preferred (cost $439,713,305)			450,624,098

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 25.5% (16.9% of Total Investments) (8)

	Banks – 20.9%

$2,820	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (4)	6.750%	N/A (5)	Baa2	$3,006,825
13,800	Banco Bilbao Vizcaya Argentaria S.A	6.125%	N/A (5)	Ba2	13,338,390
1,205	Banco Mercantil del Norte, 144A	7.625%	N/A (5)	BB	1,244,163
2,200	Banco Santander SA, Reg S	6.375%	N/A (5)	Ba1	2,229,616
20,050	Barclays PLC, Reg S	7.875%	N/A (5)	BB+	21,391,906
2,040	Barclays PLC	8.250%	N/A (5)	BB+	2,097,369
12,535	Credit Agricole SA, 144A	8.125%	N/A (5)	BBB–	14,242,894
9,585	Credit Agricole SA, 144A	7.875%	N/A (5)	BBB–	10,399,725
1,150	HSBC Holdings PLC, (4)	6.875%	N/A (5)	BBB	1,219,000
2,290	HSBC Holdings PLC, (4)	6.000%	N/A (5)	BBB	2,261,833
4,575	HSBC Holdings PLC	6.375%	N/A (5)	BBB	4,712,250
5,055	ING Groep N.V.	6.500%	N/A (5)	BBB–	5,203,112
1,000	ING Groep N.V., Reg S	6.875%	N/A (5)	BBB–	1,055,286
22,550	Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)	BB–	23,846,625
24,470	Lloyds Banking Group PLC	7.500%	N/A (5)	Baa3	26,403,130
5,000	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	5,131,250
8,405	Royal Bank of Scotland Group PLC	8.625%	N/A (5)	Ba3	9,203,475
3,370	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	Ba3	3,685,938
9,235	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	Ba3	9,699,059
8,316	Societe Generale, 144A	7.875%	N/A (5)	BB+	9,012,465
7,795	Societe Generale, 144A	7.375%	N/A (5)	BB+	8,262,700
5,875	Societe Generale SA, 144A	6.750%	N/A (5)	BB+	5,830,937
6,485	Standard Chartered PLC, 144A	7.750%	N/A (5)	Ba1	6,906,525
4,880	Standard Chartered PLC, 144A	7.500%	N/A (5)	Ba1	5,154,500
26,275	UniCredit SpA, Reg S	8.000%	N/A (5)	B+	27,392,055
210,961	Total Banks				222,931,028

	Capital Markets – 3.5%

1,600	Credit Suisse Group AG, Reg S	7.125%	N/A (5)	Ba2	1,678,400
13,820	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB	14,977,701
2,900	Macquarie Bank Limited, 144A	6.125%	N/A (5)	Ba1	2,791,250
860	UBS Group AG, Reg S	7.125%	N/A (5)	BBB–	895,085
15,925	UBS Group AG, Reg S	7.000%	N/A (5)	BBB–	17,027,201
35,105	Total Capital Markets				37,369,637

	Diversified Financial Services – 1.1%

10,735	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	11,701,150
$256,801	Total Contingent Capital Securities (cost $271,388,145)				272,001,815

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 8.4% (5.5% of Total Investments)

	Automobiles – 0.3%

$2,825	Ford Motor Company, (3), (4)	7.450%	7/16/31	BBB	$3,345,174

	Biotechnology – 0.3%

3,500	AMAG Pharmaceuticals Inc., 144A, (3), (4)	7.875%	9/01/23	Ba3	3,482,500

	Capital Markets – 0.4%

3,960	Donnelley Financial Solutions, Inc., (3), (4)	8.250%	10/15/24	B	4,197,600

	Chemicals – 0.5%

4,675	CVR Partners LP / CVR Nitrogen Finance Corp., 144A, (3), (4)	9.250%	6/15/23	B+	4,809,406

	Commercial Services & Supplies – 0.6%

6,040	GFL Environmental Corporation, 144A, (3), (4)	9.875%	2/01/21	B–	6,357,100

	Consumer Finance – 0.9%

8,950	Navient Corporation, (3), (4)	8.000%	3/25/20	BB	9,531,750

JPC	Nuveen Preferred Income and Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trusts – 0.7%

$8,175	Communications Sales & Leasing Inc., (3), (4)	8.250%	10/15/23	BB–	$7,827,563

	Health Care Providers & Services – 0.8%

7,845	Kindred Healthcare Inc., (3), (4)	8.000%	1/15/20	B–	8,403,956

	IT Services – 0.3%

3,400	First Data Corporation, 144A, (3), (4)	7.000%	12/01/23	B	3,557,692

	Media – 1.4%

10,425	Dish DBS Corporation, (3), (4)	7.750%	7/01/26	BB	9,454,172
4,725	Viacom Inc., (3), (4)	6.875%	4/30/36	BBB	5,478,746
15,150	Total Media				14,932,918

	Oil, Gas & Consumable Fuels – 0.8%

7,600	Enviva Partners LP / Enviva Partners Finance Corp., (3), (4)	8.500%	11/01/21	BB–	7,999,000

	Software – 0.5%

4,375	Conduent Finance Inc. / Xerox Business Services LLC, 144A, (3), (4)	10.500%	12/15/24	BB	5,173,438

	Specialty Retail – 0.6%

6,450	L Brands, Inc., (3), (4)	6.875%	11/01/35	BB+	6,095,250

	Wireless Telecommunication Services – 0.3%

3,375	Altice Financing SA, 144A, (3), (4)	7.500%	5/15/26	B+	3,315,937
$86,320	Total Corporate Bonds (cost $90,942,044)				89,029,284

Shares	Description (1)	Coupon		Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.2% (0.8% of Total Investments)

	Electric Utilities – 1.2%

167,100	NextEra Energy Inc., (3)	6.371%		BBB	$12,256,785
	Total Convertible Preferred Securities (cost $10,100,296)				12,256,785

Shares	Description (1)				Value

	COMMON STOCKS – 0.3% (0.2% of Total Investments)

	Capital Markets – 0.3%

184,035	Ares Capital Corporation, (4)				$2,951,921
	Total Common Stocks (cost $3,036,662)				2,951,921
	Total Long-Term Investments (cost $1,539,309,630)				1,573,690,573

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.8% (1.9% of Total Investments)

	REPURCHASE AGREEMENTS – 2.8% (1.9% of Total Investments)

$30,320	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $30,321,006, collateralized by $33,000,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $30,931,725	0.740%	5/01/18		$30,320,383
	Total Short-Term Investments (cost $30,320,383)				30,320,383
	Total Investments (cost $1,569,630,013) – 150.6%				1,604,010,956
	Borrowings – (41.0)% (9), (10)				(437,000,000)
	Reverse Repurchase Agreements – (11.7)% (11)				(125,000,000)
	Other Assets Less Liabilities – 2.1% (12)				23,072,817
	Net Assets Applicable to Common Shares – 100%				$1,065,083,773

Investments in Derivatives

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$15,000,000	Receive	3-Month LIBOR	2.822%	Semi-Annually	3/05/18	3/05/28	$180,427	$540	$179,887	$(26,251)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$277,500,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$13,414,727	$13,414,727

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$746,826,670	$—	$746,826,670
$25 Par (or similar) Retail Preferred	374,194,286	76,429,812	—	450,624,098
Contingent Capital Securities	—	272,001,815	—	272,001,815
Corporate Bonds	—	89,029,284	—	89,029,284
Convertible Preferred Securities	12,256,785	—	—	12,256,785
Common Stocks	2,951,921	—	—	2,951,921

Short-Term Investments:
Repurchase Agreements	—	30,320,383	—	30,320,383

Investments in Derivatives:
Interest Rate Swaps*	—	13,594,614	—	13,594,614
Total	$389,402,992	$1,228,202,578	$—	$1,617,605,570
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

JPC	Nuveen Preferred Income and Opportunities Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$1,571,603,653
Gross unrealized:
Appreciation	$52,405,222
Depreciation	(19,997,919)
Net unrealized appreciation (depreciation) of investments	$32,407,303

Tax cost of swaps	$540
Net unrealized appreciation (depreciation) of swaps	13,594,614

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $540,000,004 have been pledged as collateral for reverse repurchase agreements.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $533,839,701.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,001,840,029 have been pledged as collateral for borrowings.

(10)	Borrowings as a percentage of Total Investments is 27.2%.

(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.8%.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018